Supplement dated August 14, 2019
to the Prospectus of Ameriprise Certificates
(April 24, 2019) S-6000 AR (4/19)
This Supplement supersedes the Supplement dated June 26, 2019.
For Ameriprise Stock Market Certificate: Effective for sales on or after August 14, 2019, with the first term beginning on or after August 21, 2019, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 4 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 2.00% to 3.00% for the 1 year term, 5.00% to 6.00% for the 2 year term and 9.25% to 10.25% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, within the range of 0.75% to 1.75% for the 2 year term and within the range of 2.05% to 3.05% for the 3 year term.
The rest of the information on page 4 remains unchanged.
For Ameriprise Step-Up Rate Certificate:  Effective for sales on or after August 14, 2019, information about interest rate ranges for new purchases found on page 32 of the Prospectus has been revised to read as follows:
2 years	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
3 years	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
4 years	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
The rest of the information on page 32 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after August 14, 2019, information about interest rate ranges for new purchases found on pages 20-22 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) above to 135 basis points (1.35%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 35 basis points (0.35%) above to 135 basis points (1.35%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 55 basis points (0.55%) above to 155 basis points (1.55%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
S-6000-39 A (8/19)

30 months	Within a range from 45 basis points (0.45%) above to 145 basis points (1.45%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 40 basis points (0.40%) above to 140 basis points (1.40%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate for 12-month CDs is 0.57%, our rate in effect for the following week for investment amounts less than $100,000 would be between 1.07% and 2.07% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
13 months*	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 20-22 remains unchanged.
The Board of Directors of Ameriprise Certificate Company (the Company) accepted the resignation of David K. Stewart as Vice President, Controller and Chief Accounting Officer of the Company effective May 31, 2019, and elected Jeffrey J. Scherman as Vice President, Controller and Chief Accounting Officer. The information regarding Mr. Stewart on page 85 has been replaced with the information on Mr. Scherman as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Jeffrey J. Scherman 802 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1970	Vice President, Controller and Chief Accounting Officer since June 2019	Vice President and Controller, Advice & Wealth Management and Insurance & Annuities since January 2017; Vice President and Controller, Advice & Wealth Management and Asset Management, 2011 through 2016	None	None
S-6000-39 A (8/19)

The Board of Directors of Ameriprise Certificate Company (the Company) accepted the resignation of Greg D. Sterner as Chief Operating Officer of the Company effective June 19, 2019, and elected Sony Malhotra as Chief Operating Officer. The information regarding Mr. Sterner on page 86 has been replaced with the information on Mr. Malhotra as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Sony Malhotra 1041 Ameriprise Financial Center Minneapolis, MN 55474 Born in 1974	Chief Operating Officer since June 2019	Vice President & Officer, American Enterprise Investment Services, Inc. since August 2017 (previously Vice President of Service, June 2011 – August 2017); Chief Operating Officer, Ameriprise Bank, FSB, since May 2019	None	None
Shareholders should retain this Supplement for future reference.
S-6000-39 A (8/19)